Risk Management - Disclosure of net interest income sensitivity (AEaR) by business unit (Details) - Interest rate risk - +/- 25bps - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	£ 21	£ 25
Increase (decrease) in profit for the year due to reasonable possibly decrease	(57)	(73)
Head Office
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	(16)	(15)
Increase (decrease) in profit for the year due to reasonable possibly decrease	16	15
Barclays UK
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	45	15
Increase (decrease) in profit for the year due to reasonable possibly decrease	(78)	(59)
Barclays International
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	(8)	25
Increase (decrease) in profit for the year due to reasonable possibly decrease	£ 5	£ (29)